Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable, current and sales reserves	$ 1,641		$ 1,440
Ordinary shares, par value		0.1		0.1
Ordinary shares, shares authorized	30,000,000	30,000,000	30,000,000	30,000,000
Ordinary shares, shares issued	23,981,409	23,981,409	23,046,257	23,046,257
Ordinary shares, shares outstanding	22,185,452	22,185,452	21,250,300	21,250,300
Treasury stock, shares	1,795,957	1,795,957	1,795,957	1,795,957